Form N-1A Cover	Dec. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 30, 2024
Prospectus Date	Dec. 30, 2024